INCOME TAXES (Narrative) (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 02, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jan. 02, 2015
Income Taxes [Line Items]
Income tax expense		$ 3,124	$ 6,517	$ (3,959)
Statutory income tax rate (as a percent)		25.00%	25.00%	25.00%
Net operating loss carry forwards		$ 60,571	$ 52,794
PRC [Member]
Income Taxes [Line Items]
Income tax expense		$ 3,124	$ 6,517	$ (3,959)
Statutory income tax rate (as a percent)		25.00%	25.00%	25.00%
Withholding income tax rate on dividends generated and payable by a foreign-invested enterprise in PRC to foreign non-resident enterprise investors (as a percent)		10.00%
Deferred tax liability accrued for the Chinese dividend withholding taxes		$ 0
Renren Games [Member]
Income Taxes [Line Items]
Exemption period for income tax	2 years
Reduction in tax rate for three years following the exemption period (as a percent)					50.00%
Period for reduction in tax percentage	3 years
Tianjin Joy Interactive Technology Development Co., Ltd [Member]
Income Taxes [Line Items]
Preferential tax rate		15.00%
Preferential tax rate period		3 years
Appsurdity Inc. and Game USA [Member]
Income Taxes [Line Items]
Income tax expense		$ 0	$ 0	$ 0